Income Taxes (Details 3) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Net operating loss and credit carryforward
Landsea Homes [Member]
Deferred tax asset
Accrued expenses		14,175	14,972
Right-of-use asset		(1,762)
Allowance, reserves and other		526	2,048
Net operating loss and credit carryforward		21	15
Basis difference in investments		(4,462)	(9,918)
Basis difference in property and equipment		(274)	(238)
Total deferred tax asset, net		$ 8,224	$ 6,879